UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

ERShares Global Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.2%
	Apparel & Textile Products — 1.8%
31,580	Gildan Activewear, Inc. [1]	$1,135,453

	Asset Management — 3.3%
2,143	BlackRock, Inc.	915,854
1,551	Partners Group Holding A.G. [1]	1,127,660
		2,043,514
	Banking — 2.0%
12,081	First Republic Bank	1,213,657

	Biotechnology & Pharmaceutical — 9.9%
10,799	Galapagos N.V. *,1	1,258,571
6,107	Genmab A/S *,1	1,059,829
7,579	Jazz Pharmaceuticals PLC *	1,083,418
2,730	Regeneron Pharmaceuticals, Inc. *	1,120,993
912,678	Sino Biopharmaceutical Ltd. [1]	832,455
6,735	United Therapeutics Corp. *	790,487
		6,145,753
	Chemicals — 1.4%
1,611,395	Fufeng Group Ltd. *,1	845,726

	Commercial Services — 4.5%
6,694	Cintas Corp.	1,352,924
90,129	Clipper Logistics PLC [1]	312,247
51,700	JAC Recruitment Co., Ltd. [1]	1,140,078
		2,805,249
	Consumer Products — 2.2%
33,993	Fevertree Drinks PLC [1]	1,336,609

	Containers & Packaging — 0.5%
319,472	Nine Dragons Paper Holdings Ltd. [1]	304,414

	Electrical Equipment — 1.9%
16,641	Cognex Corp.	846,361
7,191	Renishaw PLC [1]	347,094
		1,193,455
	Health Care Facilities & Services — 1.9%
8,984	Universal Health Services, Inc. - Class B	1,201,790

	Institutional Financial Services — 3.1%
15,335	Intercontinental Exchange, Inc.	1,167,607

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Institutional Financial Services (Continued)
14,389	SEI Investments Co.	$751,825
		1,919,432
	Insurance — 3.5%
19,528	Athene Holding Ltd. - Class A *	796,742
6,837	Berkshire Hathaway, Inc. - Class B *	1,373,485
		2,170,227
	Iron & Steel — 1.3%
23,135	Steel Dynamics, Inc.	815,971

	Leisure Products — 1.1%
24,272	Spin Master Corp. *,1,2	679,267

	Media — 10.9%
911	Alphabet, Inc. - Class A *	1,072,147
6,371	Facebook, Inc. - Class A *	1,061,982
58,073	GMO internet, Inc. [1]	945,265
3,321	Netflix, Inc. *	1,184,136
68,940	SEEK Ltd. [1]	858,568
9,088	VeriSign, Inc. *	1,650,017
		6,772,115
	Oil, Gas & Coal — 4.3%
19,098	Continental Resources, Inc. *	855,018
58,666	Kinder Morgan, Inc.	1,173,907
33,188	Parsley Energy, Inc. - Class A *	640,528
		2,669,453
	Real Estate — 5.6%
16,988	Colliers International Group, Inc. [1]	1,134,779
77,350	Hemfosa Fastigheter A.B. [1]	678,465
77,350	Nyfosa A.B. *,1	463,403
16,660	Prologis, Inc. - REIT	1,198,687
		3,475,334
	Retail - Consumer Staples — 3.4%
20,187	Alimentation Couche-Tard, Inc. - Class B [1]	1,189,105
15,073	Walgreens Boots Alliance, Inc.	953,669
		2,142,774
	Retail - Discretionary — 5.6%
1,023	Amazon.com, Inc. *	1,821,707
112,116	Rakuten, Inc. [1]	1,060,160

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Retail - Discretionary (Continued)
28,564	Ted Baker PLC [1]	$579,614
		3,461,481
	Semiconductors — 2.6%
11,842	Microchip Technology, Inc. [3]	982,413
3,447	NVIDIA Corp.	618,943
		1,601,356
	Software — 11.9%
15,392	Cerner Corp. *	880,576
10,063	Check Point Software Technologies Ltd. *,1	1,272,869
1,713	Constellation Software, Inc. [1]	1,451,640
2,795	NetEase, Inc. - ADR [1]	674,853
10,837	salesforce.com, Inc. *	1,716,256
12,219	Synopsys, Inc. *	1,407,018
		7,403,212
	Specialty Finance — 3.9%
82,339	Financial Products Group Co., Ltd. [1]	673,838
5,423	FleetCor Technologies, Inc. *	1,337,258
43,923	Plus500 Ltd. [1]	430,191
		2,441,287
	Technology Services — 2.1%
7,144	Teleperformance [1]	1,283,756

	Telecommunications — 5.2%
14,080	SoftBank Group Corp. [1]	1,365,060
40,663	Vision, Inc. *,1	1,885,842
		3,250,902
	Transportation & Logistics — 1.3%
4,427	FedEx Corp.	803,102
	TOTAL COMMON STOCKS
	(Cost $51,428,907)	59,115,289

	Short-Term Investments — 6.3%
35,713	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.482% [4,5]	35,713
2,950,674	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.253% [4]	2,950,674

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	Short-Term Investments (Continued)
940,500	Invesco Government & Agency Portfolio - Institutional Class, 2.340% [4,5]	$940,500
	TOTAL SHORT-TERM INVESTMENTS — 6.3%
	(Cost $3,926,887)	3,926,887
	TOTAL INVESTMENTS — 101.5%
	(Cost $55,355,794)	63,042,176
	Liabilities in Excess of Other Assets — (1.5)%	(949,668)
	TOTAL NET ASSETS — 100.0%	$62,092,508
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $679,267 which represents 1.1% of Net Assets.

[3]	All or a portion of shares are on loan. Total loaned securities had a fair value of $974,614.
[4]	The rate is the annualized seven-day yield at period end.
[5]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $976,213.

The accompanying notes are an integral part of these Schedule of Investments

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Country of Risk	Percent of Net Assets
United States	59.3%
Japan	11.3%
Canada	8.9%
United Kingdom	4.1%
Israel	2.7%
China	2.5%
France	2.1%
Belgium	2.0%
Sweden	1.9%
Hong Kong	1.8%
Switzerland	1.8%
Denmark	1.7%
Australia	1.4%
101.5%

The accompanying notes are an integral part of these Schedule of Investments

ERShares U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 93.3%
	Asset Management — 1.2%
44,479	Cohen & Steers, Inc.	$1,880,127

	Banking — 2.9%
99,701	Live Oak Bancshares, Inc. [1]	1,456,631
27,854	Pinnacle Financial Partners, Inc.	1,523,614
33,944	Preferred Bank	1,526,462
		4,506,707
	Biotechnology & Pharmaceutical — 17.1%
257,905	Aclaris Therapeutics, Inc. *	1,544,851
81,116	Assembly Biosciences, Inc. *	1,597,174
160,318	Corcept Therapeutics, Inc. *,1	1,882,133
39,749	Eagle Pharmaceuticals, Inc. *	2,006,927
87,250	Editas Medicine, Inc. *	2,133,263
39,866	Global Blood Therapeutics, Inc. *	2,110,107
184,038	Karyopharm Therapeutics, Inc. *,1	1,074,782
114,145	Kura Oncology, Inc. *	1,893,666
14,468	Madrigal Pharmaceuticals, Inc. *,1	1,812,262
119,484	Omeros Corp. *,1	2,075,437
66,109	Puma Biotechnology, Inc. *	2,564,368
50,957	Supernus Pharmaceuticals, Inc. *	1,785,533
34,150	Ultragenyx Pharmaceutical, Inc. *,1	2,368,644
14,070	United Therapeutics Corp. *	1,651,396
		26,500,543
	Commercial Services — 2.4%
70,191	Care.com, Inc. *	1,386,974
18,363	Insperity, Inc.	2,270,769
		3,657,743
	Consumer Products — 4.8%
89,759	Hain Celestial Group, Inc. *,1	2,075,228
25,062	Inter Parfums, Inc.	1,901,454
12,704	J&J Snack Foods Corp.	2,017,903
24,378	National Beverage Corp. [1]	1,407,342
		7,401,927
	Gaming, Lodging & Restaurants — 2.8%
41,732	Cheesecake Factory, Inc. [1]	2,041,530
36,007	Texas Roadhouse, Inc.	2,239,275
		4,280,805
	Hardware — 5.2%
141,832	Casa Systems, Inc. *	1,177,206

ERShares U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Hardware (Continued)
31,168	Nutanix, Inc. - Class A *	$1,176,280
37,041	Roku, Inc. *	2,389,515
86,393	Super Micro Computer, Inc. *	1,825,268
46,095	Vicor Corp. *	1,429,867
		7,998,136
	Health Care Facilities & Services — 2.4%
26,687	Medpace Holdings, Inc. *	1,573,732
107,243	Natera, Inc. *,1	2,211,351
		3,785,083
	Home & Office Products — 1.1%
37,346	Meritage Homes Corp. *	1,669,740

	Institutional Financial Services — 1.1%
42,461	Moelis & Co. - Class A	1,766,802

	Insurance — 1.3%
59,348	Trupanion, Inc. *,1	1,943,053

	Iron & Steel — 1.0%
42,488	Steel Dynamics, Inc.	1,498,552

	Media — 6.7%
416,475	Entravision Communications Corp. - Class A	1,349,379
63,003	HealthStream, Inc.	1,767,864
41,674	Shutterstock, Inc.	1,943,259
15,752	Trade Desk, Inc. - Class A *	3,118,108
25,300	World Wrestling Entertainment, Inc. - Class A 1	2,195,534
		10,374,144
	Medical Equipment & Devices — 4.7%
22,787	Genomic Health, Inc. *	1,596,229
56,114	LeMaitre Vascular, Inc. [1]	1,739,534
12,879	Masimo Corp. *	1,780,908
34,776	Merit Medical Systems, Inc. *,1	2,150,200
		7,266,871
	Oil, Gas & Coal — 3.8%
101,299	Matador Resources Co. *	1,958,110
89,469	Parsley Energy, Inc. - Class A *	1,726,752
323,976	W&T Offshore, Inc. *	2,235,434
		5,920,296

ERShares U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Real Estate — 2.0%
76,293	GEO Group, Inc. - REIT	$1,464,826
90,940	Medical Properties Trust, Inc. - REIT [1]	1,683,299
		3,148,125
	Renewable Energy — 1.1%
102,203	Ameresco, Inc. - Class A *	1,653,644

	Retail - Consumer Staples — 1.4%
25,800	Ollie's Bargain Outlet Holdings, Inc. *	2,201,514

	Retail - Discretionary — 4.0%
50,469	Carvana Co. *,1	2,930,230
61,526	Stitch Fix, Inc. - Class A *,1	1,736,879
268,007	Tile Shop Holdings, Inc.	1,516,920
		6,184,029
	Semiconductors — 2.1%
10,826	IPG Photonics Corp. *	1,643,170
12,138	Monolithic Power Systems, Inc.	1,644,578
		3,287,748
	Software — 12.6%
26,942	Alteryx, Inc. *,1	2,259,625
26,569	Appfolio, Inc. - Class A *,1	2,109,578
86,083	Box, Inc. *	1,662,263
15,327	HubSpot, Inc. *	2,547,501
22,496	New Relic, Inc. *	2,220,355
19,749	Okta, Inc. *	1,633,835
9,369	Paycom Software, Inc. *	1,771,959
27,915	Pegasystems, Inc.	1,814,475
27,991	SS&C Technologies Holdings, Inc.	1,782,747
14,057	Veeva Systems, Inc. - Class A *	1,783,271
		19,585,609
	Specialty Finance — 3.7%
12,604	Euronet Worldwide, Inc. *,1	1,797,204
29,040	Green Dot Corp. - Class A *	1,761,276
6,387	LendingTree, Inc. *,1	2,245,414
		5,803,894
	Technology Services — 3.4%
10,640	EPAM Systems, Inc. *	1,799,543
34,874	Forrester Research, Inc.	1,686,158

ERShares U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Technology Services (Continued)
48,063	TTEC Holdings, Inc.	$1,741,323
		5,227,024
	Telecommunications — 3.7%
39,098	Cogent Communications Holdings, Inc.	2,121,067
15,964	RingCentral, Inc. - Class A *	1,720,919
14,262	Twilio, Inc. - Class A *	1,842,365
		5,684,351
	Transportation & Logistics — 0.8%
67,842	Covenant Transportation Group, Inc. - Class A *	1,287,641
	TOTAL COMMON STOCKS
	(Cost $113,241,651)	144,514,108

	SHORT-TERM INVESTMENTS — 22.4%
890,304	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.482% [2,3]	890,304
10,434,222	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.253% [3]	10,434,222
23,446,500	Invesco Government & Agency Portfolio - Institutional Class, 2.340% [2,3]	23,446,500
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,771,026)	34,771,026
	TOTAL INVESTMENTS — 115.7%
	(Cost $148,012,677)	179,285,134
	Liabilities in Excess of Other Assets — (15.7)%	(24,310,590)
	TOTAL NET ASSETS — 100.0%	$154,974,544
Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $24,059,785.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $24,336,804.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

ERShares U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 94.2%
	Aerospace & Defense — 0.8%
5,052	Huntington Ingalls Industries, Inc. [1]	$1,046,774

	Asset Management — 2.0%
6,251	BlackRock, Inc.	2,671,490

	Banking — 1.5%
19,345	First Republic Bank	1,943,399

	Biotechnology & Pharmaceutical — 6.2%
43,378	Exelixis, Inc. *	1,032,397
23,866	Ionis Pharmaceuticals, Inc. *,1	1,937,203
7,699	Jazz Pharmaceuticals PLC *	1,100,572
7,582	Regeneron Pharmaceuticals, Inc. *	3,113,321
8,206	United Therapeutics Corp. *	963,138
		8,146,631
	Commercial Services — 1.2%
7,725	Cintas Corp.	1,561,300

	Consumer Products — 2.7%
23,716	Brown-Forman Corp. - Class B [1]	1,251,731
6,652	Constellation Brands, Inc. - Class A	1,166,295
20,719	Monster Beverage Corp. *	1,130,843
		3,548,869
	Gaming, Lodging & Restaurants — 4.3%
4,235	Chipotle Mexican Grill, Inc. *	3,008,163
43,116	Las Vegas Sands Corp.	2,628,351
		5,636,514
	Hardware — 4.3%
22,299	Apple, Inc.	4,235,695
4,683	Arista Networks, Inc. *	1,472,616
		5,708,311
	Health Care Facilities & Services — 3.9%
13,021	UnitedHealth Group, Inc.	3,219,573
13,890	Universal Health Services, Inc. - Class B	1,858,065
		5,077,638
	Institutional Financial Services — 3.0%
37,249	Intercontinental Exchange, Inc.	2,836,139
21,554	SEI Investments Co.	1,126,196
		3,962,335

ERShares U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Iron & Steel — 0.9%
34,241	Steel Dynamics, Inc.	$1,207,680

	Media — 14.9%
6,428	Alphabet, Inc. - Class A *	7,565,049
36,275	Facebook, Inc. - Class A *	6,046,680
16,548	Netflix, Inc. *	5,900,355
		19,512,084
	Medical Equipment & Devices — 2.7%
11,385	Danaher Corp.	1,503,048
3,654	Intuitive Surgical, Inc. *	2,084,899
		3,587,947
	Oil, Gas & Coal — 2.8%
37,834	Continental Resources, Inc. *	1,693,828
60,227	Kinder Morgan, Inc.	1,205,142
40,566	Parsley Energy, Inc. - Class A *	782,924
		3,681,894
	Real Estate — 3.9%
13,892	Alexandria Real Estate Equities, Inc. - REIT	1,980,444
42,812	Prologis, Inc. - REIT	3,080,323
		5,060,767
	Retail - Consumer Staples — 0.8%
16,387	Walgreens Boots Alliance, Inc.	1,036,805

	Retail - Discretionary — 7.9%
5,254	Amazon.com, Inc. *	9,356,060
32,881	Urban Outfitters, Inc. *	974,593
		10,330,653
	Semiconductors — 4.6%
6,475	IPG Photonics Corp. *	982,775
22,061	Microchip Technology, Inc. [1]	1,830,181
17,620	NVIDIA Corp.	3,163,847
		5,976,803
	Software — 15.6%
24,892	Akamai Technologies, Inc. *	1,785,005
30,773	Cerner Corp. *	1,760,523
26,156	Fortinet, Inc. *	2,196,319
30,835	salesforce.com, Inc. *	4,883,339
23,211	SS&C Technologies Holdings, Inc.	1,478,309

ERShares U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Software (Continued)
18,804	Synopsys, Inc. *	$2,165,281
20,507	Veeva Systems, Inc. - Class A *	2,601,518
18,681	Workday, Inc. - Class A *	3,602,631
		20,472,925
	Specialty Finance — 4.1%
9,625	FleetCor Technologies, Inc. *,1	2,373,429
40,511	Square, Inc. - Class A *	3,035,084
		5,408,513
	Technology Services — 1.7%
4,768	CoStar Group, Inc. *	2,223,891

	Telecommunications — 2.7%
21,325	RingCentral, Inc. - Class A *	2,298,835
42,237	Zayo Group Holdings, Inc. *	1,200,375
		3,499,210
	Transportation & Logistics — 1.7%
12,188	FedEx Corp.	2,211,025
	TOTAL COMMON STOCKS
	(Cost $82,441,645)	123,513,458

	Short-Term Investments — 8.3%
118,206	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.482% [2,3]	118,206
7,593,501	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.253% [3]	7,593,501
3,113,000	Invesco Government & Agency Portfolio - Institutional Class, 2.340% [2,3]	3,113,000
	TOTAL SHORT-TERM INVESTMENTS — 8.3%
	(Cost $10,824,707)	10,824,707
	TOTAL INVESTMENTS — 102.5%
	(Cost $93,266,352)	134,338,165
	Liabilities in Excess of Other Assets — (2.5)%	(3,266,896)
	TOTAL NET ASSETS — 100.0%	$131,071,269
Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $3,224,665.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $3,231,206.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of March 31, 2019.

ERShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$59,115,289	$-	$-	$59,115,289
Short-Term Investments	3,926,887	-	-	3,926,887
Total Investments	$63,042,176	$-	$-	$63,042,176

ERShares U.S. Small Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$144,514,108	$-	$-	$144,514,108
Short-Term Investments	34,771,026	-	-	34,771,026
Total Investments	$179,285,134	$-	$-	$179,285,134

ERShares U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$123,513,458	$-	$-	$123,513,458
Short-Term Investments	10,824,707	-	-	10,824,707
Total Investments	$134,338,165	$-	$-	$134,338,165

* For further information regarding security characteristics, please see the Schedule of Investments.

The Funds did not hold any Level 3 investments for the period ended March 31, 2019.

As of June 30, 2018, the cost of investments, gross unrealized appreciation and depreciation of investments for tax purposes are:

	Global Fund	U.S. Small Cap Fund	U.S. Large Cap Fund
Cost of investments	$54,755,409	$117,208,311	$87,311,371
Unrealized appreciation	$11,253,551	$46,108,982	$38,884,015
Unrealized depreciation	(2,895,908)	(3,803,731)	(1,778,040)
Unrealized appreciation/depreciation
on foreign currency	(2,545)	17	8
Net unrealized appreciation	$8,355,098	$42,305,268	$37,105,983

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

Securities Lending (Unaudited)
The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

At March 31, 2019, the value of securities loaned and cash collateral received are as follows:

	Valuation of Securities Loaned	Cash Collateral Received
Global Fund	$974,614	$976,213
U.S. Small Cap	24,059,785	24,336,804
U.S. Large Cap	3,224,665	3,231,206

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

ERShares Entrepreneur 30 ETF	March 31, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	21.3%
Consumer Discretionary	12.1%
Energy	2.0%
Financials	19.7%
Health Care	6.8%
Industrials	3.3%
Materials	1.6%
Technology	33.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 99.3%
Communications — 21.1%
5,675	Alphabet, Inc., Class A †	$6,678,850
33,808	Facebook, Inc., Class A †	5,635,456
10,003	Netflix, Inc. †	3,566,670
		15,880,976
Consumer Discretionary — 12.1%
3,679	Amazon.com, Inc. †	6,551,379
41,053	Las Vegas Sands Corp.	2,502,591
		9,053,970
Energy — 2.0%
33,169	Continental Resources, Inc. †	1,484,976
Financials — 19.6%
6,776	BlackRock, Inc.	2,895,859
13,473	Camden Property Trust	1,367,510
8,482	FleetCor Technologies, Inc. †	2,091,576
32,200	Intercontinental Exchange, Inc.	2,451,708
35,472	Prologis, Inc.	2,552,210
23,738	SEI Investments Co.	1,240,311
28,174	Square, Inc., Class A †	2,110,796
		14,709,970
Health Care — 6.7%
5,667	Regeneron Pharmaceuticals, Inc. †	2,326,983
17,799	Seattle Genetics, Inc. †	1,303,599
10,663	Universal Health Services, Inc., Class B	1,426,390
		5,056,972
Industrials — 3.2%
13,443	FedEx Corp.	2,438,695
Materials — 1.6%
33,151	Steel Dynamics, Inc.	1,169,236
Technology — 33.0%
20,628	Akamai Technologies, Inc. †	1,479,234
3,962	CoStar Group, Inc. †	1,847,956
19,323	Fortinet, Inc. †	1,622,552
8,168	IPG Photonics Corp. †	1,239,739
21,494	Microchip Technology, Inc.	1,783,142
19,614	NVIDIA Corp.	3,521,890
22,039	Salesforce.com, Inc. †	3,490,315
29,324	SS&C Technologies Holdings, Inc.	1,867,646
16,411	Synopsys, Inc. †	1,889,727
12,700	Twilio, Inc. †	1,640,586
14,850	Veeva Systems, Inc., Class A †	1,883,871
13,149	Workday, Inc., Class A †	2,535,785
		24,802,443
Total Common Stocks (Cost $63,741,720)		$74,597,238
Total Investments — 99.3%
(Cost $63,741,720)		$74,597,238
Other Assets less Liabilities — 0.7%		562,102

Net Assets — 100.0%		$75,159,340

†	Non-income producing security

ERShares Non-US Small Cap ETF	March 31, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	14.4%
Consumer Discretionary	21.4%
Consumer Staples	4.4%
Energy	1.9%
Financials	12.0%
Health Care	9.8%
Industrials	7.9%
Materials	6.2%
Technology	22.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 93.7%
Communications — 13.5%
1,997	51job, Inc. ADR †	$155,526
8,768	GMO Internet, Inc.	143,454
1,403	Iliad SA	140,974
80,073	Purplebricks Group PLC †	131,353
11,132	Seek, Ltd.	138,873
28,439	Trivago NV ADR †	122,856
2,051	YY, Inc. ADR †	172,306
		1,005,342
Consumer Discretionary — 20.0%
60,870	Best World International, Ltd.	97,713
62,773	boohoo Group PLC †	154,629
240,002	China Zhengtong Auto Services	133,767
1,781	Cimpress NV †	142,711
4,481	Flight Centre Travel Group, Ltd.	133,863
56,961	Harvey Norman Holdings, Ltd.	162,650
40,462	LeoVegas AB	126,365
36,963	Minth Group, Ltd.	116,550
104,554	Nagacorp, Ltd.	146,424
4,292	Spin Master Corp. †	120,119
40,903	Sports Direct International PLC †	155,802
		1,490,593
Consumer Staples — 4.1%
4,165	Fevertree Drinks PLC	163,932
1,862	Takeaway.com NV †	141,607
		305,539
Energy — 1.8%
7,513	Geopark, Ltd. †	129,900
Financials — 11.2%
6,280	Burford Capital, Ltd.	137,981
810	Enstar Group, Ltd. †	140,940
78,309	Guangzhou R&F Properties Co., Ltd.	169,857
10,899	Metro Bank PLC †	107,753
37,151	Platinum Asset Management, Ltd.	121,322
18,026	Tricon Capital Group, Inc.	155,259
		833,112
Health Care — 9.1%
16,009	CannTrust Holdings, Inc. †	124,109
139,176	China Medica System Holdings, Ltd.	135,310
9,008	DBV Technologies SA †	136,665
844	GW Pharmaceuticals PLC ADR †	142,273
11,113	ObsEva SA †	142,135
		680,492
Industrials — 7.4%
2,277	Cargojet, Inc.	136,601
11,500	Homeserve PLC	153,629
3,537	Isra Vision AG	132,346
19,656	Star Bulk Carriers Corp. †	129,336
		551,912
Materials — 5.9%
217,502	China Hongqiao Group, Ltd.	163,932
10,699	Pan American Silver Corp.	141,388
974,241	West China Cement, Ltd.	129,362
		434,682
Technology — 20.7%
4,194	Craneware PLC	132,800
1,322	Cyberark Software, Ltd. †	157,384
1,314	Devoteam SA	145,878
83,491	Hi-P International, Ltd.	94,849
102,121	IGG, Inc.	141,820
7,667	Materialise NV ADR †	120,679
3,014	Mimecast, Ltd. †	142,713
5,813	Radware, Ltd. †	151,894
6,703	Sea, Ltd. ADR †	157,655
3,302	Shift, Inc. †	132,760
27,790	Technology One, Ltd.	158,129
		1,536,561
Total Common Stocks (Cost $6,932,922)		$6,968,133
Total Investments — 93.7%
(Cost $6,932,922)		$6,968,133
Other Assets less Liabilities — 6.3%		468,515

Net Assets — 100.0%		$7,436,648

†	Non-income producing security

AB — Aktiebolag (Swedish Stock Company)
ADR — American Depositary Receipt
AG — Aktiengesellschaft (German Public Limited Company)
NV — Naamloze Vennootschap (Dutch Stock Company)
PLC — Public Limited Company SA — Societe Anonyme (French Investment Bank)

ERShares Non-US Small Cap ETF (Continued)	March 31, 2019 (Unaudited)

Schedule of Investments Country of Risk Table

	Value	Percentage of Fair Value
Australia	$714,837	10.3%
Belgium	120,679	1.7%
Bermuda	140,940	2.0%
Cambodia	146,424	2.1%
Canada	677,476	9.7%
Chile	129,900	1.9%
China	1,176,610	16.8%
France	423,517	6.1%
Germany	255,202	3.7%
Greece	129,336	1.9%
Israel	309,278	4.4%
Japan	276,214	4.0%
Netherlands	284,318	4.1%
Singapore	492,037	7.1%
Sweden	126,365	1.8%
Switzerland	142,135	2.0%
United Kingdom	1,142,171	16.4%
United States	280,694	4.0%
Total	$6,968,133	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     EntrepreneurShares Series Trust

By (Signature and Title)     /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
 Dr. Joel M. Shulman, President

Date    May 29, 2019

By (Signature and Title)*    /s/Alissa Shulman
 Alissa Shulman, Treasurer

Date    May 29, 2019

* Print the name and title of each signing officer under his or her signature.